UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09945


                           IXIS Advisor Funds Trust IV
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               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: January 31

Date of reporting period: April 30, 2006

ITEM I SCHEDULE OF INVESTMENTS


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                AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS

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Investments as of April 30, 2006 (Unaudited)


  Shares        Description                                      Value (+)(d)(f)
--------------------------------------------------------------------------------
Common Stocks  -- 97.2% of Net Assets

                REAL ESTATE INVESTMENT TRUSTS -- 97.2%
                REITs - Apartments -- 18.9%
       29,100   Apartment Investment & Management
                Co., Class A                                      $   1,300,479
      108,000   Archstone-Smith Trust                                 5,279,040
       61,000   AvalonBay Communities, Inc.                           6,569,700
       52,000   Camden Property Trust                                 3,573,960
      138,000   Equity Residential Properties Trust                   6,192,060
       13,500   Home Properties, Inc.                                   675,270
       62,000   United Dominion Realty Trust, Inc.(c)                 1,685,780
                                                                  -------------
                                                                     25,276,289
                                                                  -------------
                REITs - Diversified -- 4.3%
       40,000   BioMed Realty Trust, Inc.(c)                          1,107,200
       48,500   Vornado Realty Trust                                  4,638,540
                                                                  -------------
                                                                      5,745,740
                                                                  -------------
                REITs - Healthcare -- 2.8%
       45,800   Healthcare Realty Trust, Inc.(c)                      1,734,446
       44,000   Nationwide Health Properties, Inc.(c)                   946,880
       84,600   Omega Healthcare Investors, Inc.(c)                   1,082,034
                                                                  -------------
                                                                      3,763,360
                                                                  -------------
                REITs - Hotels -- 8.0%
      100,000   Hilton Hotels Corp.                                   2,694,000
       16,000   Hospitality Properties Trust                            689,600
      230,509   Host Marriott Corp.                                   4,845,293
       33,500   Starwood Hotels & Resorts Worldwide,
                Inc.                                                  1,922,230
       23,400   Strategic Hotel Capital, Inc.(c)                        530,712
                                                                  -------------
                                                                     10,681,835
                                                                  -------------
                REITs - Industrial -- 13.1%
       50,000   AMB Property Corp.                                    2,499,500
       42,000   Duke Realty Corp.                                     1,486,800
       25,000   First Potomac Realty Trust(c)                           689,750
      105,000   Liberty Property Trust                                4,693,500
      133,000   ProLogis Trust                                        6,679,260
       28,000   PS Business Parks, Inc.                               1,454,600
                                                                  -------------
                                                                     17,503,410
                                                                  -------------
                REITs - Office -- 17.7%
       78,500   Boston Properties, Inc.                               6,929,195
       82,120   Brandywine Realty Trust, Inc.(c)                      2,324,817
       86,000   Brookfield Properties Corp.                           2,760,600
       15,000   CarrAmerica Realty Corp.                                671,400
       31,400   Corporate Office Properties Trust(c)                  1,303,100
       60,000   Equity Office Properties Trust                        1,938,000
       68,000   Highwoods Properties, Inc.                            2,144,720
       33,500   Kilroy Realty Corp.                                   2,389,220
       17,500   Mack-Cali Realty Corp.                                  791,350
       99,000   Trizec Properties, Inc.(c)                            2,476,980
                                                                  -------------
                                                                     23,729,382
                                                                  -------------
                REITs - Regional Malls -- 13.5%
       83,000   General Growth Properties, Inc.                       3,896,850
       26,100   Macerich Co. (The)                                    1,911,042
      117,000   Simon Property Group, Inc.                            9,579,960
       63,100   Taubman Centers, Inc.                                 2,595,934
                                                                  -------------
                                                                     17,983,786
                                                                  -------------
                REITs - Shopping Centers -- 12.4%
       86,500   Developers Diversified Realty Corp.                   4,601,800

  Shares        Description                                      Value (+)(d)(f)
--------------------------------------------------------------------------------
                REITs - Shopping Centers - continued
       45,000   Federal Realty Investment Trust                   $   3,070,350
       65,000   Kimco Realty Corp.                                    2,413,450
       48,000   Kite Realty Group Trust(c)                              732,960
       43,000   Pan Pacific Retail Properties, Inc.                   2,865,520
       46,000   Regency Centers Corp.                                 2,902,140
                                                                  -------------
                                                                     16,586,220
                                                                  -------------
                REITs - Storage -- 4.8%
       48,900   Extra Space Storage, Inc.(c)                            768,708
       54,500   Public Storage, Inc.                                  4,189,960
       20,000   Shurgard Storage Centers, Inc., Class A               1,259,600
       14,000   U-Store-It Trust                                        255,920
                                                                  -------------
                                                                      6,474,188
                                                                  -------------
                REITs - Triple Net Lease -- 1.7%
       30,900   iStar Financial, Inc.                                 1,182,234
       26,200   Realty Income Corp.(c)                                  593,954
       42,900   Spirit Finance Corp.                                    497,640
                                                                  -------------
                                                                      2,273,828
                                                                  -------------
                Total Real Estate Investment Trusts                 130,018,038
                                                                  -------------
                Total Common Stocks
                (Identified Cost $87,612,233)                       130,018,038
                                                                  -------------

   Shares/
  Principal
   Amount
--------------------------------------------------------------------------------
Short-Term Investments -- 8.0%
    7,431,373   State Street Securities Lending Quality
                Trust(e)                                              7,431,373
$   3,344,000   Tri-Party Repurchase Agreement with
                Fixed Income Clearing Corporation,
                dated 4/28/2006 at 2.95% to be
                repurchased at $3,344,822 on 5/1/2006,
                collateralized by $2,505,000 U.S.
                Treasury Bond, 8.75% due 8/15/2020
                valued at $3,456,686, including accrued
                interest(b)                                           3,344,000
                                                                  -------------
                Total Short-Term Investments
                (Identified Cost $10,775,373)                        10,775,373
                                                                  -------------
                Total Investments -- 105.2%
                (Identified Cost $98,387,606)(a)                    140,793,411
                Other Assets Less Liabilities--(5.2)%                (6,998,775)
                                                                  -------------
                Net Assets -- 100%                                $ 133,794,636
                                                                  =============

+ Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service

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          AEW REAL ESTATE FUND -- PORTFOLIO OF INVESTMENTS (continued)

--------------------------------------------------------------------------------

Investments as of April 30, 2006 (Unaudited)


       authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment advisor, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales and return of capital included in dividends received from the Fund's investments in REITs):

       At April 30, 2006, the net unrealized
       appreciation on investments based on
       cost of $98,387,606 for federal income
       tax purposes was as follows:

       Aggregate gross unrealized
       appreciation for all investments in
       which there is an excess of value of
       tax cost.                                                     42,513,948

       Aggregate gross unrealized
       depreciation for all investments in
       which there is an excess of tax cost
       over value.                                                     (108,143)
                                                                   ------------
       Net unrealized appreciation                                 $ 42,405,805
                                                                   ============

(b) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

(c) All or a portion of this security was on loan to brokers at April 30, 2006. The Fund has entered into an agreement with State Street Bank, as agent of the Fund, to lend securities to certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at 102% of the market value of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value of loaned non-U.S. equities; and at least 100% of the market value of loaned securities for U.S. government and agency securities, sovereign debt issued by non-U.S. governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent. The Fund bears the risk of loss with respect to the investment of cash collateral. The market value of securities on loan to borrowers and the value of collateral held by the Fund with respect to such loans at April 30, 2006 were $7,276,539 and $7,431,373.

(d) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(e)    Represents investment of securities lending collateral.

(f) The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate such as declining property values, increase in property taxes, operating expenses, interest rates or competition, zoning changes and losses from casualty and condemnation.

REITs  Real Estate Investment Trusts

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Act filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                IXIS Advisor Funds Trust IV

                                By: /s/ John T. Hailer
                                Name:  John T. Hailer
                                Title: President and Chief Executive Officer
                                Date:  June 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                By: /s/ John T. Hailer
                                Name:  John T. Hailer
                                Title: President and Chief Executive Officer
                                Date:  June 19, 2006


                                By:/s/ Michael C. Kardok
                                Name:  Michael C. Kardok
                                Title: Treasurer
                                Date:  June 19, 2006